NB Crossroads Private Markets Fund V (TI) LP (the “TI Fund”) invests substantially all of its assets in NB Crossroads Private Markets Fund V Holdings LP (the “Master Fund”). The percentage of the Master Fund’s partners’ capital owned by the TI Fund at June 30, 2024, was 57.51%. The TI Fund has included the Master Fund’s schedule of investments as of June 30, 2024, below. The Master Fund’s schedule of investments was also filed on Form NPORT-EX with the Securities and Exchange Commission on August 29, 2024.

NB Crossroads Private Markets Fund V Holdings LP

Schedule of Investments

June 30, 2024 (Unaudited)

Investments / Co-investments (A),(B),(D)	Acquisition Type	Acquisition Dates (C)	Geographic Region (E)	Cost	Fair Value
Large-cap Buyout (26.82%)
Advent International GPE IX Limited Partnership	Primary	10/2019-05/2023	North America	$10,357,765	$15,396,094
Green Equity Investors, VIII, L.P.	Primary	12/2020-02/2024	North America	10,400,324	14,232,789
H&F Unite Partners, L.P.	Co-Investment	05/2019	North America	1,252,070	1,841,365
Hellman & Friedman Capital Partners IX, L.P.	Primary	04/2020-06/2024	North America	5,969,725	9,243,364
KKR Ascend Co-Invest L.P.	Co-Investment	05/2019	North America	2,600,000	4,400,432
KKR Banff Co-Investment L.P.	Co-Investment	10/2018	North America	2,250,000	5,172,367
KKR European Fund V (USD) SCSp	Primary	01/2020-02/2024	Europe	8,395,769	11,149,702
KKR Parrot Co-Invest, L.P.	Co-Investment	12/2019	Australia	3,300,000	7,368,871
KKR Precise Co-Invest L.P.	Co-Investment	05/2019	Europe	3,604,012	13,766,033
NB Bluebird S.à.r.l. (F)	Co-Investment	11/2019	Europe	3,448,064	6,183,884
NB Horoscope Aggregator II LP	Co-Investment	06/2021	Europe	1,518,043	1,706,641
NB HUB Aggregator LP	Co-Investment	11/2018-12/2023	North America	957,034	2,084,330
PAI Strategic Partnerships SCSp	Secondary	12/2019-07/2023	Europe	4,699,709	9,261,379
TPG Healthcare Partners, L.P.	Primary	12/2019-09/2023	North America	752,419	956,738
TPG Partners VIII, L.P.	Primary	12/2019-6/2024	North America	3,113,790	5,175,896
Vertex Aggregator LP	Co-Investment	08/2018-09/2020	North America	1,238,944	708,847
				63,857,668	108,648,732
Small and Mid-cap Buyout (53.77%)
Ada Holdco LP	Co-Investment	10/2019-11/2019	North America	2,287,329	3,751,931
Advent Global Technology Limited Partnership	Primary	03/2020-05/2022	North America	11,100,000	14,307,967
AEA Investors Fund VII, L.P.	Primary	10/2019-4/2024	North America	10,097,500	10,848,311
Aquiline Financial Services Fund IV L.P.	Primary	12/2019-06/2024	North America	9,996,412	14,032,352
Aquiline Relation Co-Invest L.P.	Co-Investment	07/2019-12/2023	North America	1,064,828	2,972,790
ARL Holdings, LLC (F)	Co-Investment	04/2019-11/2019	North America	1,572,236	3,904,058
Arsenal Capital Partners Fund V LP	Primary	07/2019-04/2024	North America	9,580,703	12,600,971
Arsenal IO Co-Invest 1 LP	Co-Investment	07/2019-06/2024	North America	2,632,264	1,337,089
Athyrium ICH Holdings LP	Co-Investment	10/2019	North America	546,715	80,000
BRI Investments LLC (F)	Co-Investment	08/2019	North America	-	72,000
BU Adhesives Co-Investment III SCSP	Co-Investment	01/2019	Europe	-	30,542
Buzzard Midstream Infrastructure Co-Invest Pooling, L.P	Co-Investment	03/2019-11/2020	North America	4,097,894	6,069,169
Carlyle Prime Coinvestment, L.P.	Co-Investment	10/2019-04/2021	North America	1,301,944	1,445,662
CB Nike TopCo, LP (F)	Co-Investment	10/2019	Middle East	579,710	8,442,625
Charlesbank Technology Opportunities Fund, Limited Partnership	Primary	05/2020-06/2024	North America	10,511,766	22,413,654
Elm Bidco, L.P.	Co-Investment	02/2019-09/2020	North America	2,472,819	190
Greenbriar Coinvestment BDP, L.P.	Co-Investment	12/2018	North America	-	-
Holley Parent Holdings, LLC (F)	Co-Investment	10/2018	North America	-	1,206,806
Marmor Co-Investment, L.P.	Secondary	09/2019-01/2021	Europe	5,357,063	3,883,506
NB Mafalda S.a.r.l (F)	Co-Investment	07/2019	Europe	4,742,105	8,644,001
Oak Hill Capital Partners V, L.P.	Primary	12/2020-09/2022	North America	7,948,473	12,281,672
Oakley Capital IV-B SCSP	Primary	05/2019-06/2024	Europe	6,959,728	11,107,106
Plaskolite PPC Investor LLC	Co-Investment	12/2018-10/2023	North America	1,528,611	1,156,137
Quadria Capital Fund II, L.P.	Primary	06/2019-04/2023	Asia	10,181,982	14,143,319
RCP Artemis Co-Invest, L.P.	Co-Investment	07/2019	North America	3,105,587	12,090,000
Rey de la Carne, L.P.	Co-Investment	11/2019-10/2020	North America	4,841,527	4,357,374
Rockbridge Portfolio Fund I L.P.	Secondary	12/2018-06/2021	North America	1,634,080	5,252,013
Summit Partners Growth Equity Fund X-A, L.P.	Primary	03/2020-06/2024	North America	8,833,535	13,810,635
The Veritas Capital Fund VII, L.P.	Primary	09/2020-03/2023	North America	11,433,778	15,891,727
THL Equity Fund VIII Investors (Agiliti), L.P.	Co-Investment	01/2019	North America	3,349,044	6,080,987
THL Equity Fund VIII Investors (Automate), L.P.	Co-Investment	07/2019-11/2021	Europe	1,313,058	4,322,667
VB Target L.P. (F)	Co-Investment	01/2020	Asia	1,162,922	1,086,313
Wind Point Partners CV1, L.P.	Secondary	09/2018-12/2019	North America	17,914	187,582
				140,251,527	217,811,156

NB Crossroads Private Markets Fund V Holdings LP

Schedule of Investments

June 30, 2024 (Unaudited)

Investments / Co-investments (A),(B),(D)	Acquisition Type	Acquisition Dates (C)	Geographic Region (E)	Cost	Fair Value
Special Situations (5.02%)
American Industrial Partners Capital Fund VII, L.P.	Primary	10/2019-06/2024	North America	9,458,826	16,317,576
Centerbridge Special Credit Partners, L.P.	Secondary	02/2019-06/2021	North America	201,414	23,168
Dragon Co-Investment Partners, L.P.	Co-Investment	09/2019-11/2022	North America	51,602	387,521
East Private Investments, LLC (F)	Co-Investment	07/2019	North America	2,772,445	3,612,445
				12,484,287	20,340,710
Venture Capital (12.63%)
3L Capital Fund I, LP	Primary	04/2019-09/2021	North America	4,505,333	8,152,624
GGV Capital VII L.P.	Primary	01/2019-06/2024	North America	3,542,346	4,315,360
GGV Capital VII Plus L.P.	Primary	05/2019-09/2021	North America	955,500	1,161,390
GGV Discovery Fund II, L.P.	Primary	01/2019-06/2024	North America	2,522,000	4,287,592
Level Equity Growth Partners IV, L.P.	Primary	11/2018-04/2024	North America	5,405,913	11,635,214
Lightspeed China Partners IV, L.P.	Primary	10/2019-03/2024	Asia	2,200,000	2,861,634
Lightspeed China Partners Select I, L.P.	Primary	04/2019-01/2023	Asia	1,896,922	2,428,399
TA XIII-A, L.P.	Primary	12/2019-05/2022	North America	9,270,190	16,333,344
				30,298,204	51,175,557

Short Term Investments	Cost	Fair Value
Money Market Fund (1.98%)
Morgan Stanley Institutional Liquidity Fund Government Portfolio (G)	8,004,292	8,004,292
	8,004,292	8,004,292

Total Investments (cost $254,895,978) (100.22%)		405,980,447
Other Assets & Liabilities (Net) (-0.22%)		(864,629)
Partners' Capital - Net Assets (100.00%)		$405,115,818

(A)	Non-income producing securities, which are restricted as to public resale and illiquid.
(B)	Total cost of illiquid and restricted securities at June 30, 2024 aggregated $246,891,686. Total fair value of illiquid and restricted securities at June 30, 2024 was $397,976,155 or 98.24% of net assets.
(C)	Acquisition Dates cover from original investment date to the last acquisition date and is required disclosure for restricted securities only.
(D)	All percentages are calculated as fair value divided by the Master Fund's Partners' Capital - Net Assets.
(E)	Geographic Region is based on where a Portfolio Fund is headquartered and may be different from where the Portfolio Fund invests.
(F)	The fair value of the investment was determined using a significant unobservable input.
(G)	The rate is 5.07%, the annualized seven-day yield as of June 30, 2024.

Valuation of Investments

NB Crossroads Private Markets Fund V Holdings LP the (“Master Fund”) computes its net asset value (“NAV”) as of the last business day of each fiscal quarter and at such other times as deemed appropriate by Neuberger Berman Investment Advisers LLC (“NBIA” or the “Registered Investment Adviser”) and NB Alternatives Advisers LLC (“NBAA” or the “Sub-Adviser” and together with NBIA, the “Adviser”) in accordance with valuation principles set forth below, or may be determined from time to time, pursuant to the valuation procedures (the “Procedures”) established by the Board of Directors of the registrant (the “Board”).

The Board has approved valuation procedures pursuant to which the Master Fund values its investments. In accordance with Rule 2a-5 under the Investment Company Act, the Board has designated NBIA as its Valuation Designee (the “Valuation Designee”). The Valuation Designee, with assistance from NBAA is responsible for determining fair value in good faith for the Master Fund’s investments without readily available market quotations, subject to oversight by the Board.

It is expected that most of the Portfolio Funds in which the Master Fund invests will meet the criteria set forth under the Financial Accounting Standards Board (“FASB”) ASC Topic 820, Fair Value Measurement (“ASC 820”) permitting the use of the practical expedient to determine the fair value of the Portfolio Fund investments. ASC 820 provides that, in valuing alternative investments that do not have quoted market prices but calculate NAV per share or equivalent, an investor may determine fair value by using the NAV reported to the investor by the underlying investment. To the extent ASC 820 is applicable to a Portfolio Fund, the Adviser generally will value the Master Fund’s investment in the Portfolio Fund based primarily upon the value reported to the Master Fund by the Portfolio Fund or the lead investor of a direct co-investment as of each quarter-end, determined by the Portfolio Fund in accordance with its own valuation policies.

ASC 820-10 establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). ASC 820 provides three levels of the fair value hierarchy as follows:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Master Fund has the ability to access;

Level 2	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data;

Level 3	Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Master Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

Most Portfolio Funds are structured as closed-end, commitment-based private investment funds to which the Master Fund commits a specified amount of capital upon inception of the Portfolio Fund (i.e., committed capital) which is then drawn down over a specified period of the Portfolio Fund's life. Such Portfolio Funds generally do not provide redemption options for investors and, subsequent to final closing, do not permit subscriptions by new or existing investors. Accordingly, the Master Fund generally holds interests in Portfolio Funds for which there is no active market, although, in some situations, a transaction may occur in the “secondary market” where an investor purchases a limited partner’s existing interest and remaining commitment.

Assumptions used by the Adviser due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Master Fund's results of operations and financial condition.

The following table presents the investments carried on the Statement of Assets, Liabilities and Partners’ Capital – Net Assets by level within valuation hierarchy as of June 30, 2024:

	Level 1	Level 2	Level 3	Net Asset Value	Total
Assets:
Large-cap Buyout	$-	$-	$6,183,884	$102,464,848	$108,648,732
Small and Mid-cap Buyout	-	-	23,355,803	194,455,353	217,811,156
Special Situations	-	-	3,612,445	16,728,265	20,340,710
Venture Capital	-	-	-	51,175,557	51,175,557
Money Market Fund	8,004,292	-	-	-	8,004,292
Total	$8,004,292	$-	$33,152,132	$364,824,023	$405,980,447

Significant Unobservable Inputs

As of June 30, 2024, the Master Fund had investments valued at $405,980,447. The fair value of investments valued at $364,824,023 in the Master Fund's Schedule of Investments have been valued at the unadjusted NAV reported by the managers of the investments.

The classification of an investment within Level 3 is based upon the significance of the unobservable inputs to the overall fair value measurement. The following table summarizes the valuation methodologies and inputs used for investments categorized in Level 3 as of June 30, 2024:

			Unobservable Inputs
Investments	Fair Value 6/30/2024	Valuation Methodologies	Variable	Value/Range	Weighted Average[1]
Large-cap Buyout	$6,183,884	Market Comparables	LTM EBITDA	16.0x	N/A

Small and Mid-cap Buyout	20,990,684	Market Comparables	LTM EBITDA	9.6x - 16.3x	12.6x

Small and Mid-cap Buyout	1,206,806	Recent Transaction Value	N/A	N/A	N/A

Small and Mid-cap Buyout	1,086,313	Market Comparables	LTM PF Adj. EBITDA	14.7	N/A

Small and Mid-cap Buyout	72,000	Escrow Value	1.0x Escrow	N/A	N/A

Special Situations	3,612,445	Market Comparables	LTM Revenue	2.7x	N/A

Total	$33,152,132

1 Inputs weighted based on fair value of investments in range.

During the period ended June 30, 2024, purchases and sales from Level 3 investments were as follows:

Purchases	Sales
$642,902	$248,509

During the period ended June 30, 2024, unrealized appreciation (depreciation) and realized gains from Level 3 investments were $11,753 and $0, respectively.

The Master Fund recognizes transfers into and out of the levels indicated above at the end of the reporting period. There were no transfers into or out of Level 3 during the period ended June 30, 2024.

The estimated remaining life of the Master Fund’s Portfolio Funds as of June 30, 2024 is one to eight years, with the possibility of extensions by each of the Portfolio Funds.